Document and Entity Information	Sep. 07, 2022
Cover [Abstract]
Entity Registrant Name	IMAX CORP
Amendment Flag	false
Entity Central Index Key	0000921582
Document Type	8-K
Document Period End Date	Sep. 07, 2022
Entity Incorporation State Country Code	Z4
Entity File Number	001-35066
Entity Tax Identification Number	98-0140269
Entity Address, Address Line One	2525 Speakman Drive
Entity Address, Address Line Two	902 Broadway
Entity Address, Address Line Three	Floor 20
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L5K 1B1
City Area Code	(905)
Local Phone Number	403-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	IMAX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false